Income taxes (Schedule of Components of Net Deferred Tax Liability Relating to Mexican Mining Royalty) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 1,132	$ 872
Net Deferred Tax Liability Mexican Mining Royalty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Property, plant and equipment	878	900
Other	607
Total deferred tax liabilities	1,485	900
Provisions and reserves	(353)	(28)
Net deferred tax liabilities	$ 1,132	$ 872